Allowance for impairment losses (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Allowance for impairment losses.
Total impairment charged	£ 3,625	£ 589	£ 1,362
Residual impairment and voluntary termination loss	191		201
Impairment
Allowance for impairment losses.
Balance at beginning of period	3,380
Impact of transfers between stages	1,236	379
Balance at end of period	6,220		3,380
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	6
Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142
Balance at end of period	325		142
Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	760
Balance at end of period	1,553		760
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	6
Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	1,070
Balance at end of period	2,332		1,070
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,408
Balance at end of period	2,010		1,408
Drawn balance
Allowance for impairment losses.
Total impairment charged	3,330	609	1,380
Drawn balance | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	1,155
Drawn balance | Impairment
Allowance for impairment losses.
Balance at beginning of period	3,207	3,023	3,023
Exchange and other adjustments	(11)		313
Impact of transfers between stages	1,155		598
Other items charged to the income statement	2,175		782
Total impairment charged	3,330		1,380
Financial assets that have been written off	(828)		(1,881)
Recoveries of advances written off in previous years	86		424
Discount unwind	(26)		(52)
Balance at end of period	5,758		3,207
Drawn balance | Impairment | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	1,155		598
Drawn balance | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142	78	78
Exchange and other adjustments	(38)		283
Other items charged to the income statement	245		(193)
Total impairment charged	245		(193)
Financial assets that have been written off	(24)		(54)
Recoveries of advances written off in previous years			28
Balance at end of period	325		142
Drawn balance | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	669	519	519
Exchange and other adjustments			10
Impact of transfers between stages	(56)		(14)
Other items charged to the income statement	704		154
Total impairment charged	648		140
Balance at end of period	1,317		669
Drawn balance | Impairment | 12-month expected credit losses | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	108		229
Drawn balance | Impairment | 12-month expected credit losses | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(90)		(53)
Drawn balance | Impairment | 12-month expected credit losses | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(10)		(15)
Drawn balance | Impairment | 12-month expected credit losses | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	(64)		(175)
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	993	992	992
Exchange and other adjustments			(9)
Impact of transfers between stages	667		83
Other items charged to the income statement	481		(73)
Total impairment charged	1,148		10
Balance at end of period	2,141		993
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(107)		(222)
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	133		92
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(133)		(140)
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	774		353
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,403	1,434	1,434
Exchange and other adjustments	27		29
Impact of transfers between stages	544		529
Other items charged to the income statement	745		894
Total impairment charged	1,289		1,423
Financial assets that have been written off	(804)		(1,827)
Recoveries of advances written off in previous years	86		396
Discount unwind	(26)		(52)
Balance at end of period	1,975		1,403
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(1)		(7)
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(43)		(39)
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	143		155
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	445		420
Undrawn balance
Allowance for impairment losses.
Total impairment charged	289		(17)
Undrawn balance | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	81
Undrawn balance | Impairment
Allowance for impairment losses.
Balance at beginning of period	173	190	190
Impact of transfers between stages	81		6
Other items charged to the income statement	208		(23)
Total impairment charged	289		(17)
Balance at end of period	462		173
Undrawn balance | Impairment | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	81		6
Undrawn balance | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	91	121	121
Exchange and other adjustments			(1)
Impact of transfers between stages			(3)
Other items charged to the income statement	145		(26)
Total impairment charged	145		(29)
Balance at end of period	236		91
Undrawn balance | Impairment | 12-month expected credit losses | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	8		19
Undrawn balance | Impairment | 12-month expected credit losses | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(6)		(4)
Undrawn balance | Impairment | 12-month expected credit losses | Stage 3
Allowance for impairment losses.
Impact of transfers between stages			(1)
Undrawn balance | Impairment | 12-month expected credit losses | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	(2)		(17)
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	77	63	63
Exchange and other adjustments			1
Impact of transfers between stages	64		6
Other items charged to the income statement	50		7
Total impairment charged	114		13
Balance at end of period	191		77
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(8)		(19)
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	6		4
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(6)		(3)
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	72		24
Undrawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	5	6	6
Impact of transfers between stages	17		3
Other items charged to the income statement	13		(4)
Total impairment charged	30		(1)
Balance at end of period	35		5
Undrawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	6		4
Undrawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	11		(1)
Financial assets at amortised cost | Impairment
Allowance for impairment losses.
Balance at beginning of period	3,207
Balance at end of period	5,758		3,207
Financial assets at amortised cost | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142
Balance at end of period	325		142
Financial assets at amortised cost | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	669
Balance at end of period	1,317		669
Financial assets at amortised cost | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	993
Balance at end of period	2,141		993
Financial assets at amortised cost | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,403
Balance at end of period	1,975		1,403
Loans and Advances to Banks | Impairment
Allowance for impairment losses.
Balance at end of period	15
Loans and Advances to Banks | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at end of period	15
Loans and advances to customers | Impairment
Allowance for impairment losses.
Balance at beginning of period	3,163
Balance at end of period	5,740		3,163
Loans and advances to customers | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142
Balance at end of period	325		142
Loans and advances to customers | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	669
Balance at end of period	1,300		669
Loans and advances to customers | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	993
Balance at end of period	2,141		993
Loans and advances to customers | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,359
Balance at end of period	1,974		1,359
Debt securities | Impairment
Allowance for impairment losses.
Balance at beginning of period	1
Balance at end of period	2		1
Debt securities | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at end of period	1
Debt securities | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1
Balance at end of period	1		1
Due from fellow Lloyds Banking Group undertakings | Impairment
Allowance for impairment losses.
Balance at beginning of period	43
Balance at end of period	1		43
Due from fellow Lloyds Banking Group undertakings | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at end of period	1
Due from fellow Lloyds Banking Group undertakings | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	43
Balance at end of period			43
Loan commitments and financial guarantees
Allowance for impairment losses.
Total impairment charged	289	£ (20)
Loan commitments and financial guarantees | Impairment
Allowance for impairment losses.
Balance at beginning of period	173
Balance at end of period	462		173
Loan commitments and financial guarantees | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	91
Balance at end of period	236		91
Loan commitments and financial guarantees | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	77
Balance at end of period	191		77
Loan commitments and financial guarantees | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	5
Balance at end of period	£ 35		£ 5